Summary of significant accounting policies (Interest Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of significant accounting policies [Abstract]
Amortization of issuance cost related to other long term debt	$ 6,554,767	$ 3,744,695	$ 640,565
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	0	0	288,220
Interest expense on corporate aircraft capital lease	2,617,000	2,896,977	778,032
Interest on borrowings	171,035,655	128,014,504	36,515,162
Total interest costs	180,207,422	134,656,176	38,221,979
Less: total interest costs capitalized	(159,926,006)	(106,455,409)	(21,359,447)
Interest expense, net	$ 20,281,416	$ 28,200,767	$ 16,862,532